Document and Entity Information	Jun. 08, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001362988
Current Fiscal Year End Date	--02-28
Document Type	8-K
Document Period End Date	Jun. 08, 2021
Entity Registrant Name	AIRCASTLE LIMITED
Entity Incorporation State Country Code	D0
Entity File Number	001-32959
Entity Tax Identification Number	98-0444035
Entity Address, Address Line One	c/o Aircastle Advisor LLC
Entity Address, Address Line Two	201 Tresser Boulevard
Entity Address, Address Line Three	Suite 400
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	(203)
Local Phone Number	504-1020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false